DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
Derivative financial instruments and hedging activities
Effect of interest rate swap agreements designated as hedges in accumulated other comprehensive income

	2011	2010	2009
Accumulated derivatives loss, beginning of the year, net of tax of $3,716, $10,073, $4,179, respectively	$(14,865)	$(40,293)	$(16,714)
Fair value adjustments on hedging derivatives, net of tax of $795, $9,939, $7,191, respectively	(3,181)	(39,757)	(28,764)
Amounts reclassified into earnings during the period, net of tax of $(2,636), $(16,296), $(1,296), respectively	10,545	65,185	5,185

Accumulated derivatives loss, end of the year, net of tax of $1,875, $3,716, $10,073	$(7,501)	$(14,865)	$(40,293)

Schedule of the group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis

	Significant other observable inputs (Level 2) as of December 31, 2011	Significant other observable inputs (Level 2) as of December 31, 2010
Assets:
Interest rate swap agreements	$2,341	3,322
Currency option agreements	894	247
Liabilities:
Interest rate swap agreements	$(15,959)	(31,315)
Buy-out put option	—	(11,636)
Cross-currency interest rate swap agreements	—	(3,469)
Currency option agreements	—	(2,612)

Designated as hedges
Derivative financial instruments and hedging activities
Schedule of the fair value of the Group's derivative instruments

		December 31,
	Statement of financial position location	2011	2010
Asset derivatives
Interest rate swaps	Other non-current assets	$2,341	$3,322

Total		$2,341	$3,322

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(14,676)	$(31,315)
Interest rate swaps	Other payables	(1,283)	—
Cross-currency interest rate swaps	Other payables	—	(3,469)

Total		$(15,959)	$(34,784)

Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations

		Year ended December 31,
	Location of loss recognized	2011	2010	2009
Interest rate swaps	Interest expense	$(13,502)	$(32,726)	$(8,392)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(1,862)	(37,820)	(24,299)

Total		$(15,364)	$(70,546)	$(32,691)

        The following table presents the amount of ineffective portion of Group's derivative instruments designated as hedges in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009.

		Year ended December 31,
	Location of gain/(loss) recognized	2011	2010	2009
Interest rate swaps	Interest expense	$7,978	$3,541	$(0,976)
Cross-currency interest rate swaps	Currency exchange and transaction gain/(loss)	(1,862)	2,011	(4,505)

Total		$6,116	$5,552	$(5,481)

		Year ended December 31,
	Location of (loss) recognized	2011	2010	2009
Interest rate swaps	Interest expense	$(2,032)	$(12,020)	$—
Cross-currency interest rate swaps	Currency exchange and transaction (loss)	—	(3,228)	—

Total		$(2,032)	$(15,248)	$—

Not designated as hedges
Derivative financial instruments and hedging activities
Schedule of the fair value of the Group's derivative instruments

		December 31,
	Statement of financial position location
		2011		2010
Asset derivatives:
Foreign currency options	Other non-current assets		$—	$247
Foreign currency options	Other current assets		894	—

Total			$894	$247

Liability derivatives:
Foreign currency options	Other payables	$		$(92)
Buy-out put option	Other payables		—	(11,636)
Foreign currency options	Other long-term liabilities		—	(2,520)

Total			$—	$(14,248)

Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations

		Year ended December 31,
	Location of gain/(loss) recognized	2011	2010	2009
Foreign currency options	Currency exchange and transaction gain/(loss)	$3,258	$1,916	$(4,280)
Purchased call option	Change in fair value of derivatives	—	—	(5,420)
Currency forward	Currency exchange and transaction gain	—	—	12,788

Total		$3,258	$1,916	$3,088